Commitments And Contingencies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Commitments And Contingencies [Abstract]
Estimated costs associated with environmental remediation activities	$ 4.4	$ 4.4
Product liability accruals	5.3	5.6
Product warranty accruals	6.4	$ 7.0
Pet safety recall	35.8
Inventory write-offs associated with product safety recall	15.0
Customer losses, returned or disposed product	7.1
Incremental costs to dispose of product and operational expenses	13.7
Outstanding accrual, expected customer losses and disposal costs	$ 5.8